Inventories (Details 1) - CLP ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure of Inventories [Abstract]
Initial balance	$ (3,176,553)	$ (3,944,679)
Inventories write-down estimation	(4,756,848)	(2,902,530)
Inventories recognised as an expense	2,371,770	3,692,846
Business combinations effect	(281,298)	(22,190)
Total	$ (5,280,333)	$ (3,176,553)